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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-07677

Profit Funds Investment Trust

(Exact name of registrant as specified in charter)

8401 Colesville Road, Suite 320 Silver Spring, Maryland	20910
(Address of principal executive offices)	(Zip code)

Eugene A. Profit

Profit Investment Management       8401 Colesville Road       Silver Spring, Maryland 20910

(Name and address of agent for service)

Registrant's telephone number, including area code:  (301) 650-0059

Date of fiscal year end:         September 30, 2011

Date of reporting period:       June 30, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Profit Fund
Schedule of Investments
June 30, 2011 (Unaudited)
Shares	Common Stocks - 97.7%	Value

	Consumer Discretionary - 12.5%
	Hotels, Restaurants & Leisure - 3.4%
2,110	McDonald's Corp.	$177,915
4,120	Yum! Brands, Inc.	227,589
		405,504
	Media - 0.7%
2,087	Walt Disney Co. (The)	81,477

	Multiline Retail - 1.5%
3,870	Target Corp.	181,542

	Specialty Retail - 5.3%
6,490	Home Depot, Inc. (The)	235,068
5,480	Staples, Inc.	86,584
2,290	Tiffany & Co.	179,811
1,880	Tractor Supply Co.	125,734
		627,197
	Textiles, Apparel & Luxury Goods - 1.6%
2,170	NIKE, Inc. - Class B	195,257

	Consumer Staples - 7.4%
	Beverages - 4.1%
4,155	Coca-Cola Co. (The)	279,590
2,977	PepsiCo, Inc.	209,670
		489,260
	Food & Staples Retailing - 3.3%
2,210	Costco Wholesale Corp.	179,540
4,102	Wal-Mart Stores, Inc.	217,980
		397,520
	Energy - 13.0%
	Energy Equipment & Services - 1.1%
1,610	Oil States International, Inc. (a)	128,655

	Oil, Gas & Consumable Fuels - 11.9%
4,600	Arch Coal, Inc.	122,636
16,915	El Paso Corp.	341,683
5,460	Exxon Mobil Corp.	444,335
5,880	Marathon Oil Corp.	309,758
5,060	Plains Exploration & Production Co. (a)	192,887
		1,411,299
	Financials - 10.6%
	Capital Markets - 4.7%
2,009	Franklin Resources, Inc.	263,762
1,030	Goldman Sachs Group, Inc. (The)	137,083
6,900	Morgan Stanley	158,769
		559,614

The Profit Fund
Schedule of Investments (Continued)
Shares	Common Stocks - 97.7% (Continued)	Value

	Financials - 10.6% (Continued)
	Consumer Finance - 2.6%
5,960	American Express Co.	$308,132

	Diversified Financial Services - 1.4%
15,440	Bank of America Corp.	169,222

	Insurance - 1.9%
2,220	AFLAC, Inc.	103,630
1	Berkshire Hathaway, Inc. - Class A (a)	116,105
		219,735
	Health Care - 11.2%
	Biotechnology - 4.0%
2,169	Amgen, Inc. (a)	126,561
3,573	Celgene Corp. (a)	215,523
3,254	Gilead Sciences, Inc. (a)	134,748
		476,832
	Health Care Equipment & Supplies - 3.4%
10,482	Hologic, Inc. (a)	211,422
5,025	Medtronic, Inc.	193,613
		405,035
	Health Care Providers & Services - 1.5%
3,240	Express Scripts, Inc. (a)	174,895

	Pharmaceuticals - 2.3%
3,150	Mylan, Inc. (a)	77,711
9,340	Pfizer, Inc.	192,404
		270,115
	Industrials - 11.6%
	Aerospace & Defense - 4.0%
1,985	Rockwell Collins, Inc.	122,455
3,995	United Technologies Corp.	353,597
		476,052
	Air Freight & Logistics - 4.0%
2,250	FedEx Corp.	213,413
3,610	United Parcel Service, Inc. - Class B	263,277
		476,690
	Professional Services - 1.4%
3,000	Manpower, Inc.	160,950

	Road & Rail - 2.2%
9,900	CSX Corp.	259,578

	Information Technology - 28.1%
	Communications Equipment - 3.5%
11,103	Cisco Systems, Inc.	173,318
4,162	QUALCOMM, Inc.	236,360
		409,678

The Profit Fund
Schedule of Investments (Continued)
Shares	Common Stocks - 97.7% (Continued)	Value

	Information Technology - 28.1% (Continued)
	Computers & Peripherals - 8.8%
1,072	Apple, Inc. (a)	$359,838
17,276	EMC Corp. (a)	475,954
5,730	Western Digital Corp. (a)	208,457
		1,044,249
	Internet Software & Services - 3.0%
2,145	Akamai Technologies, Inc. (a)	67,503
2,645	eBay, Inc. (a)	85,354
400	Google, Inc. - Class A (a)	202,552
		355,409
	IT Services - 3.6%
3,140	Automatic Data Processing, Inc.	165,415
3,170	Visa, Inc. - Class A	267,104
		432,519
	Semiconductors & Semiconductor Equipment - 2.2%
11,845	Intel Corp.	262,485

	Software - 7.0%
7,862	Adobe Systems, Inc. (a)	247,260
2,715	Citrix Systems, Inc. (a)	217,200
10,410	Microsoft Corp.	270,660
5,110	Symantec Corp. (a)	100,769
		835,889
	Materials - 1.3%
	Chemicals - 1.3%
1,580	Eastman Chemical Co.	161,271

	Telecommunication Services - 2.0%
	Diversified Telecommunication Services - 2.0%
6,463	Verizon Communications, Inc.	240,618

	Total Common Stocks (Cost $9,278,298)	$11,616,679

Shares	Money Market Funds - 2.3%	Value

137,485	Fidelity Institutional Government Portfolio, 0.01% (b)	$137,485
137,486	Wells Fargo Advantage Heritage Fund - Institutional Class, 0.03% (b)	137,486
	Total Money Market Funds (Cost $274,971)	$274,971

	Total Investment Securities at Value - 100.0%
	(Cost $9,553,269)	$11,891,650

	Liabilities in Excess of Other Assets - (0.0%)	(4,881)

	Net Assets - 100.0%	$11,886,769

(a) Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2011.

See accompanying notes to Schedules of Investments.

The Profit Opportunity Fund
Schedule of Investments
June 30, 2011 (Unaudited)
Shares	Common Stocks - 95.1%	Value

	Consumer Discretionary - 11.9%
	Automobiles - 1.2%
366	Winnebago Industries, Inc. (a)	$3,536

	Leisure Equipment & Products - 1.6%
713	Callaway Golf Co.	4,435

	Specialty Retail - 3.9%
488	Chico's FAS, Inc.	7,432
75	Vitamin Shoppe, Inc. (a)	3,432
		10,864
	Textiles, Apparel & Luxury Goods - 5.2%
152	G-III Apparel Group Ltd. (a)	5,241
250	Maidenform Brands, Inc. (a)	6,915
65	Vera Bradley, Inc. (a)	2,483
		14,639
	Consumer Staples - 2.4%
	Beverages - 2.4%
75	Boston Beer Co., Inc. (The) - Class A (a)	6,720

	Energy - 8.8%
	Energy Equipment & Services - 5.9%
1,125	Cal Dive International, Inc. (a)	6,727
122	Oil States International, Inc. (a)	9,749
		16,476
	Oil, Gas & Consumable Fuels - 2.9%
268	Stone Energy Corp. (a)	8,145

	Financials - 8.7%
	Capital Markets - 4.0%
372	Calamos Asset Management, Inc. - Class A	5,401
122	GAMCO Investors, Inc. - Class A	5,647
		11,048
	Consumer Finance - 2.7%
116	World Acceptance Corp. (a)	7,606

	Insurance - 2.0%
567	Seabright Holdings, Inc.	5,613

	Health Care - 6.9%
	Health Care Equipment & Supplies - 6.4%
122	Meridian Bioscience, Inc.	2,941
262	NuVasive, Inc. (a)	8,615
512	Syneron Medical Ltd. (a)	6,211
		17,767
	Health Care Providers & Services - 0.5%
100	Healthways, Inc. (a)	1,518

The Profit Opportunity Fund
Schedule of Investments (Continued)
Shares	Common Stocks - 95.1% (Continued)	Value

	Industrials - 27.0%
	Aerospace & Defense - 6.1%
244	BE Aerospace, Inc. (a)	$9,958
180	Ceradyne, Inc. (a)	7,018
		16,976
	Air Freight & Logistics - 2.9%
238	Forward Air Corp.	8,042

	Building Products - 1.8%
408	Insteel Industries, Inc.	5,116

	Commercial Services & Supplies - 2.1%
286	Rollins, Inc.	5,829

	Electrical Equipment - 2.3%
98	Regal-Beloit Corp.	6,543

	Industrial Conglomerates - 2.4%
122	Raven Industries, Inc.	6,797

	Machinery - 4.4%
244	Briggs & Stratton Corp.	4,846
122	Toro Co. (The)	7,381
		12,227
	Professional Services - 2.7%
256	Insperity, Inc.	7,580

	Trading Companies & Distributors - 2.3%
122	WESCO International, Inc. (a)	6,599

	Information Technology - 25.2%
	Communications Equipment - 1.8%
183	Comtech Telecommunications Corp.	5,131

	Electronic Equipment, Instruments & Components - 4.7%
244	Plexus Corp. (a)	8,494
122	ScanSource, Inc. (a)	4,573
		13,067
	Internet Software & Services - 4.3%
396	LoopNet, Inc. (a)	7,278
1,432	RealNetworks, Inc. (a)	4,869
		12,147
	Semiconductors & Semiconductor Equipment - 8.8%
488	Atmel Corp. (a)	6,866
134	Cymer, Inc. (a)	6,634
323	OmniVision Technologies, Inc. (a)	11,244
		24,744

The Profit Opportunity Fund
Schedule of Investments (Continued)
Shares	Common Stocks - 95.1% (Continued)	Value

	Information Technology - 25.2% (Continued)
	Software - 5.6%
268	Fair Isaac Corp.	$8,094
488	Take-Two Interactive Software, Inc. (a)	7,457
		15,551
	Materials - 4.2%
	Metals & Mining - 4.2%
116	Reliance Steel & Aluminum Co.	5,759
213	Seabridge Gold, Inc. (a)	6,009
		11,768

	Total Common Stocks (Cost $252,972)	$266,484

Shares	Money Market Funds - 3.9%	Value

5,454	Fidelity Institutional Government Portfolio, 0.01% (b)	$5,454
5,454	Fidelity Institutional Money Market Portfolio, 0.13% (b)	5,454
	Total Money Market Funds (Cost $10,908)	$10,908

	Total Investment Securities at Value - 99.0%
	(Cost $263,880)	$277,392

	Other Assets in Excess of Liabilities - 1.0%	2,753

	Net Assets - 100.0%	$280,145

(a) Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2011.

See accompanying notes to Schedules of Investments.

The Profit Funds Investment Trust
Notes to Schedules of Investments
June 30, 2011 (Unaudited)

1.	Securities valuation

The portfolio securities of The Profit Fund and The Profit Opportunity Fund (the “Funds”) are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the last quoted bid price.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments by security type, as of June 30, 2011:

The Profit Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$11,616,679	$-	$-	$11,616,679
Money Market Funds	274,971	-	-	274,971
Total	$11,891,650	$-	$-	$11,891,650

The Profit Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$266,484	$-	$-	$266,484
Money Market Funds	10,908	-	-	10,908
Total	$277,392	$-	$-	$277,392

The Profit Funds Investment Trust
Notes to Schedules of Investments (Continued)

Refer to each Fund’s Schedule of Investments for a listing of common stocks valued using Level 1 inputs by industry type.  During the quarter ended June 30, 2011, the Funds did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 3 securities or derivative instruments held in the Funds as of or during the quarter ended June 30, 2011.

2.	Security transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal income tax

The following is computed on a tax basis as of June 30, 2011:

	The	The Profit
	Profit	Opportunity
	Fund	Fund

Cost of portfolio investments	$9,553,269	$263,880

Gross unrealized appreciation	$2,695,440	$23,329
Gross unrealized depreciation	(357,059)	(9,817)

Net unrealized appreciation	$2,338,381	$13,512

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Profit Funds Investment Trust

By (Signature and Title)*		/s/ Eugene A. Profit
Eugene A. Profit, President

Date	August 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Eugene A. Profit
Eugene A. Profit, President

Date	August 22, 2011

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	August 22, 2011

* Print the name and title of each signing officer under his or her signature.